Property and Equipment, Other - Schedule of property and equipment, net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Other
Property and equipment, gross	$ 495	$ 436
Less: accumulated depreciation and amortization	(277)	(220)
Property and equipment, net	218	216
Capitalized software for internal use
Property and Equipment, Other
Property and equipment, gross	365	304
Computer equipment
Property and Equipment, Other
Property and equipment, gross	71	65
Leasehold improvements
Property and Equipment, Other
Property and equipment, gross	49	52
Furniture, fixtures and other equipment
Property and Equipment, Other
Property and equipment, gross	5	6
Capital projects in progress
Property and Equipment, Other
Property and equipment, gross	$ 5	$ 9